Fair Value Measurements - Summary of Plan's Investments at Fair Value (Details) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		$ 89,743,208	$ 74,981,619
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		1,673,686	1,300,554
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		82,918,520	68,042,027
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		36,894
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		866,251	706,065
Collective Investment Trust Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		4,247,857	4,932,973
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		85,495,351	70,048,646
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		85,279,133	69,871,398
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		1,673,686	1,300,554
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		82,918,520	68,042,027
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		36,894
Level 1 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		650,033	528,817
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		216,218	177,248
Level 2 | Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		216,218	177,248
Fair Value Measured at Net Asset Value Per Share | Collective Investment Trust Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value	[1]	$ 4,247,857	$ 4,932,973

[1]	Restrictions - In accordance with FASB ASC Subtopic 820-10, certain investments that are measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.